Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Roumell Opportunistic Value Fund (Institutional Class)
Account Value [Line Items]
Account Value	$ 12,783	$ 12,173	$ 10,998	$ 18,240	$ 11,094	$ 10,531	$ 10,869	$ 9,825	$ 8,306	$ 8,080	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	33,885	26,653	22,988	25,895	19,742	16,191	15,731	13,146	11,310	10,049	10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	20,533	17,219	16,853	18,764	11,765	12,534	14,728	12,268	10,812	9,501	10,000
Bloomberg Capital U.S. Government/Credit Bond Index
Account Value [Line Items]
Account Value	11,909	11,109	11,206	12,774	12,788	11,921	10,699	10,837	10,797	10,109	10,000
Benchmark of 60% Russell 2000 Value Index and 40% Bloomberg Capital U.S. Government/Credit Bond Index
Account Value [Line Items]
Account Value	$ 17,079	$ 14,771	$ 14,590	$ 16,363	$ 12,171	$ 12,286	$ 13,113	$ 11,693	$ 10,803	$ 9,742	$ 10,000